Net Income Per Share - Summary of the Calculation of Basic and Diluted Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss) applicable to common shareholders – basic	$ (233,978)	$ 78,108	$ 53,623
Dilutive effect of assumed conversion of convertible debt	0	0	2,687
Net income (loss) applicable to common shareholders – diluted	$ (233,978)	$ 78,108	$ 56,310
Denominator:
Weighted average shares outstanding - basic	2,477,672	2,303,200	1,807,410
Dilutive effect of assumed conversion of convertible debt	0	0	295,028
Dilutive effect of assumed conversion of warrants	0	0	46,676
Weighted average shares outstanding – diluted	2,477,672	2,303,200	2,149,114
Basic net income (loss) per share	$ (94.43)	$ 33.91	$ 29.67
Diluted net income (loss) per share	$ (94.43)	$ 33.91	$ 26.2